Unaudited Condensed Financial Information of the Parent Company (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023		Jun. 30, 2024	Mar. 29, 2024	Mar. 25, 2024	Dec. 31, 2022 [1]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Percentage of tax profit	10.00%
Registered capital percentage	50.00%
Percentage of net assets	25.00%
Issued ordinary shares	718,973
Ordinary shares outstanding	1,243,140	[1]	3,168,544			500,000
Ordinary shares issued	1,243,140	[1]	3,168,544			500,000
Subsequent Event [Member]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Issued ordinary shares				2,460,937	100
Ordinary Shares par value (in Dollars per share)					$ 0.0000001
Shares unissued					1
Shares unissued price per share (in Dollars per share)					$ 0.00001
Ordinary shares outstanding				246,093,671
Ordinary shares issued				246,093,671
PRC [Member]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Percentage of net assets	25.00%
Common Stock [Member]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary shares outstanding	1,243,140

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.